Supplement dated April 27, 2026

to the Prospectus dated April 30, 1982, as supplemented, for:

Fund 4

Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information in the above-referenced Prospectus:

Fund Name Changes

Effective April 24, 2026, the following funds were renamed:

Old Fund Name	New Fund Name
MML Blend Fund	MML VIP BlackRock® Balanced Fund
MML Equity Fund	MML VIP Franklin Templeton Equity Fund
MML Managed Bond Fund	MML VIP Barings Core Bond Fund
MML U.S. Government Money Market Fund	MML VIP Barings U.S. Government Money Market Fund

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Administrative Office at (800) 272-2216 (8 a.m.–8 p.m. Eastern Time).

For more information about the funds, read each fund prospectus. Prospectuses are available by going to www.MassMutual.com.

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